Costs of services and general and administrative costs - Summary of Operating Costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Costs of services and general and administrative costs include:
Staff costs	£ 3,985	£ 4,141
Establishment costs	242	272
Media pass-through costs	1,208	1,023
Other costs of services and general and administrative costs	1,369	1,479
Costs of services and general and administrative costs	6,804	6,915
Other pass-through costs	420	387
Other costs of services and general and administrative costs include:
Goodwill impairment	0	53
Amortisation and impairment of acquired intangible assets	57	36
Restructuring and transformation costs	131	87
Property-related restructuring costs	£ 22	£ 180